Note 5. Convertible Notes and Line of Credit: Schedule of Convertible Notes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Oct. 25, 2010	Mar. 01, 2010
Notes and line of credit payable (Note 5)	$ 1,962,500	$ 1,962,500
Line of Credit
Notes and line of credit payable (Note 5)	1,000,000
Convertible Promissory Note
Notes and line of credit payable (Note 5)	962,500
Convertible Promissory Note | March 1, 2010 Private Placement
Notes and line of credit payable (Note 5)	475,000			$ 450,000
Convertible Promissory Note | October 25, 2010 Private Placement
Notes and line of credit payable (Note 5)	$ 487,500		$ 512,500